Schedule of Purchase Consideration and Allocation (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Total Purchase Consideration	$ 9,518	$ 9,518
Goodwill	16,066	16,066	$ 10,759	$ 5,217
EMI Solutions Inc [Member]
Business Acquisition [Line Items]
Contingently redeemable common stock	8,856
Class A Common Stock
Cash consideration (at present value)	2,041	2,041
Total Purchase Consideration	10,897	10,897
Cash	45	45
Accounts receivable	387	387
Inventory	155	155
Other current assets	7	7
Property and equipment	107	107
Goodwill	6,841	6,841
Operating lease right-of-use asset
Other assets	30	30
Accounts payable	(228)	(228)
Accrued expenses	(263)	(263)
Operating lease liability
Deferred tax liability	(1,084)	(1,084)
Total allocation	10,897	10,897
Common stock issued to seller		8,856
EMI Solutions Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible asset	4,500	4,500
EMI Solutions Inc [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible asset		300
EMI Solutions Inc [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible asset	300
EMI Solutions Inc [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Intangible asset	100
EMI Solutions Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible asset		100
RaGE Systems Inc [Member]
Business Acquisition [Line Items]
Contingently redeemable common stock
Class A Common Stock	7,682
Cash consideration (at present value)	1,836	1,836
Total Purchase Consideration	9,518	9,518
Cash	420	420
Accounts receivable	558	558
Inventory	1,146	1,146
Other current assets	5	5
Property and equipment	275	275
Goodwill	4,008	4,008
Operating lease right-of-use asset	192	192
Other assets	57	57
Accounts payable	(1,647)	(1,647)
Accrued expenses	(1,622)	(1,622)
Operating lease liability	(192)	(192)
Deferred tax liability	(1,582)	(1,582)
Total allocation	9,518	9,518
Common stock issued to seller		7,682
RaGE Systems Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible asset	7,400	7,400
RaGE Systems Inc [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible asset	300	300
RaGE Systems Inc [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible asset
RaGE Systems Inc [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Intangible asset	$ 200
RaGE Systems Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible asset		$ 200